UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22006

Name of Fund: BlackRock Global Equity Income Trust (BFD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Equity Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Global Equity Income Trust (BFD) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—3.4%
189,734	Commonwealth Bank of Australia	$7,035,727
795,740	Dexus Property Group (REIT)	1,038,845
2,195,288	Goodman Fielder Ltd.	2,695,283
146,350	ING Industrial Fund (REIT)	188,796
1,602,808	Insurance Australia Group Ltd.	5,863,686
1,511,168	Macquarie Airports	3,992,510
1,060,127	OZ Minerals Ltd.	1,971,251
11,990	Wesfarmers Ltd.	384,434

		23,170,532

	Austria—0.2%
17,351	Voestalpine AG	1,139,226

	Belgium—0.2%
98,457	Fortis	1,382,888

	Bermuda—0.1%
17,475	Covidien Ltd.	860,469

	Canada—4.1%
25,000	Agnico-Eagles Mines Ltd.	1,369,696
134,900	Bank of Montreal	6,315,842
12,600	Bank of Nova Scotia	615,018
3,900	Canadian Imperial Bank of Commerce	236,068
29,700	Canadian Natural Resources Ltd.	2,320,716
81,800	EnCana Corp.	5,903,628
9,900	Manulife Financial Corp.	364,694
85,455	PAN American Silver Corp.(a)	2,677,276
10,498	Penn West Energy Trust	314,545
19,100	Research In Motion Ltd.(a)	2,347,326
118,233	RioCan (REIT)	2,297,804
32,500	Royal Bank of Canada	1,499,707
54,500	Shaw Communications, Inc.	1,156,052

		27,418,372

	Denmark—0.5%
42,691	TrygVesta AS	3,104,071

	Finland—0.9%
11,400	Fortum Oyj	502,530
94,500	Nokia Oyj	2,579,125
131,830	Orion Oyj	2,697,745

		5,779,400

	France—4.2%
11,085	Air Liquide	1,450,267
34,490	Alstom	3,860,715
53,381	AXA S.A.	1,568,941
158,096	France Telecom S.A.	4,998,833
31,088	Sanofi-Aventis	2,182,173
46,198	Societe Generale	4,275,103
39,512	Total S.A.	3,025,383
16,200	Vallourec	4,823,672
55,757	Vivendi	2,331,221

		28,516,308

	Germany—4.1%
16,944	Allianz SE	2,873,133
91,908	BASF AG	5,817,542
56,780	DaimlerChrysler AG	3,280,226
3,290	Deutsche Bank AG	303,952
14,493	Deutsche Post AG	340,097
70,309	Deutsche Telekom AG	1,218,729
1,376	E.ON AG	262,224
7,214	Metro AG	406,338
54,574	RWE AG	6,530,308
31,296	Siemens AG	3,824,146
34,590	Wincor Nixdorf AG	2,582,763

		27,439,458

	Greece—0.5%
101,122	OPAP S.A.	3,618,196

	Hong Kong—1.3%
970,500	BOC Hong Kong Holdings Ltd.	2,443,277
267,000	Hang Seng Bank Ltd.	5,225,381

Shares	Common Stocks	Value

	Hong Kong— (cont’d)
34,500	Hong Kong Exchanges & Clearing Ltd.	$508,003
602,189	Pacific Basin Shipping Ltd.	844,492

		9,021,153

	Ireland—0.2%
31,107	Bank of Ireland	261,220
22,287	Elan Corp. Plc(a)	454,022
44,558	Irish Life & Permanent Plc	357,290

		1,072,532

	Italy—2.2%
162,433	Arnoldo Mondadori Editore S.p.A.	975,549
615,478	Enel S.p.A.	5,688,256
207,824	Eni S.p.A.	7,012,925
200,055	Mediaset S.p.A.	1,418,984

		15,095,714

	Japan—9.4%
50,000	Asahi Kasei Corp.	255,968
25,400	Astellas Pharma, Inc.	1,101,340
28,400	Canon, Inc.	1,298,029
38,300	Daiichi Sankyo Co. Ltd.	1,143,501
70,600	Daito Trust Construction Co. Ltd.	3,219,382
411,000	Daiwa Securities Group, Inc.	3,562,698
237,000	Ebara Corp.	724,324
24,200	Eisai Co. Ltd.	866,681
21,100	Fast Retailing Co. Ltd	2,360,835
7,200	FUJIFILM Holdings Corp.	226,319
74,000	Fujitsu Ltd.	535,197
94,000	Hitachi Ltd.	677,614
41,800	Honda Motor Co. Ltd.	1,334,394
26	Japan Real Estate Investment Corp. (REIT)	266,540
123	Japan Tobacco, Inc.	573,322
51,900	JFE Holdings, Inc.	2,522,503
17,900	Kansai Electric Power Co., Inc. (The)	417,385
49,000	Kao Corp.	1,271,299
419,000	Kobe Steel Ltd.	1,185,400
54,600	Komatsu Ltd.	1,355,949
33,000	Konami Corp.	1,043,571
18,000	Konica Minolta Holdings, Inc.	295,573
61,400	Marui Co. Ltd.	472,643
8,400	Millea Holdings, Inc.	315,163
197,500	Mitsubishi Chemical Holdings Corp.	1,178,275
27,800	Mitsubishi Corp.	810,090
39,000	Mitsubishi Electric Corp.	384,369
222,318	Mitsubishi UFJ Financial Group, Inc.	1,963,128
94,000	Mitsui & Co. Ltd.	1,928,525
4,500	Nidec Corp.	317,848
9,500	Nintendo Co. Ltd.	4,609,266
104	Nippon Building Fund, Inc. (REIT)	1,227,805
366,500	Nippon Mining Holdings, Inc.	2,208,076
214,000	Nippon Steel Corp.	1,218,159
487,300	Nissan Motor Co. Ltd.	3,751,370
120,100	Nomura Holdings, Inc.	1,733,196
20,300	Oracle Corp.	850,273
67,100	OSG Corp.	603,588
60,700	Seven & I Holdings Co. Ltd.	1,856,332
11,000	Shin-Etsu Chemical Co. Ltd.	673,006
35,000	Shiseido Co. Ltd.	778,756
582,000	Sumitomo Metal Industries Ltd.	2,799,876
44,000	Sumitomo Metal Mining Co. Ltd.	562,511
118	Sumitomo Mitsui Financial Group, Inc.	915,527
31,400	Takeda Pharmaceutical Co. Ltd.	1,667,160
194,000	TonenGeneral Sekiyu KK	1,641,896
70,000	Toyota Motor Corp.	3,017,526

		63,722,188

	Luxembourg—0.9%
55,747	ArcelorMittal	4,930,874
16,650	Oriflame Cosmetics S.A.	1,077,403

		6,008,277

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Equity Income Trust (BFD) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Netherlands—1.4%
107,445	Aegon N.V.	$1,256,124
3,321	Akzo Nobel N.V.	189,911
5,027	InBev N.V.	339,138
35,806	ING Groep N.V.	1,167,605
97,843	Royal KPN N.V.	1,703,280
181,887	Unilever N.V.	5,016,178

		9,672,236

	New Zealand—0.1%
154,124	Fletcher Building Ltd.	718,622

	Norway—0.4%
19,390	Norsk Hydro ASA	242,406
95,205	Petroleum Geo-Services ASA(a)	2,197,201
16,702	StatoilHydro ASA	541,038

		2,980,645

	Portugal—0.0%
55,079	Energias de Portugal S.A.	301,139

	Singapore—0.8%
419,000	ComfortDelgro Corp. Ltd.	476,449
1,451,266	Parkway Holdings Ltd.	2,102,135
89,000	SembCorp Industries Ltd.	291,052
961,000	Singapore Telecommunications Ltd.	2,500,637

		5,370,273

	Spain—1.7%
90,486	Banco Bilbao Vizcaya Argentaria S.A.	1,662,870
92,094	Banco Santander Central Hispano S.A.	1,792,780
251,036	Gestevision Telecinco S.A.	3,383,140
176,538	Telefonica S.A.	4,580,720

		11,419,510

	Sweden—0.7%
7,250	Hennes & Mauritz AB	386,892
29,900	Nordea Bank AB	423,769
295,400	Skanska AB, B Shares	3,808,260
23,420	Volvo AB, B Shares	281,711

		4,900,632

	Switzerland—2.9%
194,872	ABB Ltd.(a)	5,108,875
55,493	Ciba Specialty Chemicals AG	1,449,308
37,747	Credit Suisse Group	1,885,088
74,510	Nestle S.A.	3,268,379
791	SGS S.A.	1,112,232
23,364	Swiss Reinsurance	1,452,920
6,870	Syngenta AG	1,999,755
2,439	Synthes, Inc.	337,249
121,661	UBS AG(a)	2,335,176
2,475	Zurich Financial Services AG	650,520

		19,599,502

	United Kingdom—10.1%
104,623	Anglo American Plc	5,980,971
19,434	AstraZeneca Plc(a)	944,558
31,510	Aviva Plc	312,692
39,981	BAE Systems Plc	354,776
764,859	Barclays Plc	5,193,709
478,784	BP Plc	4,913,994
176,777	British American Tobacco Plc	6,379,469
211,446	BT Group Plc	714,504
34,789	Diageo Plc	606,044
334,703	Electrocomponents Plc	1,023,505
337,478	Friends Provident Plc	559,176
353,920	GlaxoSmithKline Plc(a)	8,249,949
65,910	HBOS Plc	376,121
530,454	HSBC Holdings Plc	8,772,614
12,845	Imperial Tobacco Group Plc(a)	479,726
626,580	Lloyds TSB Group Plc	3,653,689
33,621	National Grid Plc	442,772
30,016	Prudential Plc	321,440
191,221	Royal Bank of Scotland Group Plc	793,389
57,493	Royal Dutch Shell Plc	2,041,328
70,836	Royal Dutch Shell Plc, Class B	2,487,526
296,441	Taylor Wimpey Plc	229,256

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
97,948	Tesco Plc(a)	$695,739
1,606,481	Tomkins Plc(a)	3,934,092
261,637	United Utilities Group Plc	3,588,988
338,590	United Utilities Group Plc, B Shares(a)	1,140,938
1,639,026	Vodafone Group Plc	4,390,679

		68,581,644

	United States—41.9%
67,900	3M Co.(b)	4,779,481
42,300	Abbott Laboratories(b)	2,383,182
18,900	Allstate Corp. (The)	873,558
95,900	Analog Devices, Inc.(b)	2,925,909
8,600	Apache Corp.(b)	964,662
26,200	Apple, Inc.(b)	4,164,490
14,900	Applied Materials, Inc.(b)	258,068
87,300	AT&T Inc.(b)	2,689,713
99,200	Autodesk, Inc.(b)	3,163,488
16,400	Avon Products, Inc.	695,360
8,300	Baker Hughes, Inc.	688,153
141,000	Bank of America Corp.(b)	4,638,900
15,600	BB&T Corp.(b)	437,112
15,500	Black & Decker Corp.	930,310
253,800	Bristol-Myers Squibb Co.(b)	5,360,256
27,200	Campbell Soup Co.(b)	989,536
143,300	Carnival Corp.(b)	5,293,502
20,600	CBS Corp., Class B	337,016
16,200	Chesapeake Energy Corp.	812,430
112,300	Chevron Corp.(b)	9,496,088
15,200	Chubb Corp.	730,208
11,400	Cigna Corp.	422,028
110,500	Cincinnati Financial Corp.(c)	3,076,320
138,500	Cisco Systems, Inc.(a)(b)	3,045,615
1,254	CME Group, Inc.	451,603
54,300	Coca-Cola Co. (The)(b)	2,796,450
37,400	ConocoPhillips(c)	3,052,588
133,700	Consolidated Edison, Inc.(b)	5,307,890
45,200	Corning, Inc.(b)	904,452
11,600	Cummins, Inc. (c)	769,544
26,300	CVS Caremark Corp.(b)	959,950
11,000	Devon Energy Corp.(b)	1,043,790
16,500	Dominion Resources, Inc.	728,970
39,300	Dow Chemical Co. (The)(b)	1,309,083
87,700	DTE Energy Co.(b)	3,593,946
46,300	Duke Energy Corp.	813,954
52,200	E.I. du Pont de Nemours & Co.(b)	2,286,882
3,800	Eaton Corp.	269,952
111,300	eBay, Inc.(a)(b)	2,801,421
11,400	Electronic Arts, Inc.(a)	492,252
28,900	Eli Lilly & Co.	1,361,479
45,000	EMC Corp.(a)	675,450
35,400	Emerson Electric Co.(b)	1,723,980
117,300	Exxon Mobil Corp.(b)	9,434,439
27,700	Fannie Mae	318,550
18,300	Fifth Third Bancorp	255,651
8,200	First Solar, Inc.(a)(b)	2,337,902
11,200	FirstEnergy Corp.	823,760
32,800	Fluor Corp.	2,668,280
37,400	Freeport-McMoRan Copper & Gold, Inc.(b)	3,618,450
8,300	Genentech, Inc.(a)	790,575
401,200	General Electric Co.(b)	11,349,948
12,700	General Mills, Inc.	817,753
76,700	General Motors Corp.(b)	849,069
133,100	Genuine Parts Co.	5,338,641
27,800	Gilead Sciences, Inc.(a)	1,500,644
12,540	Google, Inc., Class A(a)(b)	5,940,825
37,400	H.J. Heinz Co.	1,884,212
24,000	Halliburton Co.	1,075,680
10,700	Hartford Financial Services Group, Inc.	678,273

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Equity Income Trust (BFD) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United States— (cont’d)
22,000	Hewlett-Packard Co.	$985,600
49,100	Home Depot, Inc.	1,170,053
313,300	Host Hotels & Resorts, Inc.	4,107,363
149,500	Intel Corp.(b)	3,317,405
8,600	IntercontinentalExchange, Inc.(a)	858,280
24,300	Intl. Paper Co.	673,596
11,342	Intuitive Surgical, Inc.(a)(b)	3,530,651
80,900	Johnson & Johnson(b)	5,539,223
15,900	Joy Global, Inc.(b)	1,148,298
104,700	JPMorgan Chase & Co.(b)	4,253,961
19,800	Juniper Networks, Inc.(a)	515,394
22,900	Kimberly-Clark Corp.	1,324,307
44,871	Kraft Foods, Inc.	1,427,795
22,800	Lam Research Corp.(a)	749,892
16,400	Lincoln National Corp.	782,280
78,300	Linear Technology Corp.	2,431,215
20,900	Marathon Oil Corp.	1,033,923
8,600	Massey Energy Co.	638,550
152,200	Mattel, Inc.	3,051,610
87,000	McDonald’s Corp.(b)	5,201,730
21,300	Medco Health Solutions, Inc.(a)	1,056,054
9,000	Medtronic, Inc.	475,470
56,300	Merck & Co., Inc.	1,852,270
105,200	Microchip Technology, Inc.	3,359,036
244,500	Microsoft Corp.	6,288,540
14,100	Monsanto Co.(b)	1,679,451
123,400	Motorola, Inc.	1,066,176
12,900	National Oilwell Varco, Inc.(a)	1,014,327
144,100	New York Community Bancorp, Inc.(b)	2,394,942
20,100	Newell Rubbermaid, Inc.	332,253
113,000	Oracle Corp.(a)(b)	2,432,890
12,700	Paychex, Inc.	418,084
14,000	PepsiCo, Inc.	931,840
384,000	Pfizer, Inc.(c)	7,169,280
61,400	Pitney Bowes, Inc.	1,945,766
87,700	Procter & Gamble Co.(b)	5,742,596
21,400	Qualcomm, Inc.(b)	1,184,276
26,900	Regions Financial Corp.	255,012
92,100	Reynolds American, Inc.	5,141,943
13,600	RR Donnelley & Sons Co.(b)	363,120
85,900	SanDisk Corp.(a)	1,211,190
72,500	Sara Lee Corp.	990,350
30,500	Schlumberger Ltd.	3,098,800
63,283	Smith Intl., Inc.(b)	4,706,990
27,600	Southern Co.	976,764
137,600	Spectra Energy Corp.(b)	3,738,592
69,700	Sprint Nextel Corp.	567,358
10,500	Stryker Corp.	673,995
12,400	SunTrust Banks, Inc.	509,144
40,900	SYSCO Corp.(b)	1,159,924
26,600	Texas Instruments, Inc.(b)	648,508
15,000	Thermo Fisher Scientific, Inc.(a)	907,800
3,407	Transocean, Inc.(a)	463,454
21,600	Travelers Cos., Inc. (The)(b)	952,992
17,475	Tyco Electronics Ltd.	579,122
206,800	U.S. Bancorp(b)	6,330,148
50,600	United Parcel Service, Inc., Class B(b)	3,191,848
49,200	UnitedHealth Group, Inc.	1,381,536
101,800	UST, Inc.(b)	5,355,698
16,900	Valero Energy Corp.	564,629
84,100	Verizon Communications, Inc.(b)	2,862,764
45,600	VF Corp.	3,264,048
33,900	Wachovia Corp.(b)	585,453
32,100	Waste Management, Inc.	1,140,834
88,500	Wells Fargo & Co.	2,678,895
27,000	Weyerhauser Co.	1,443,420
21,900	Williams Cos., Inc.	701,895
263,013	Windstream Corp.	3,135,115
28,200	Wyeth	1,142,664
8,300	Yahoo! Inc.(a)	165,087

Shares	Common Stocks	Value

	United States— (cont’d)
19,600	Yum! Brands, Inc.	$702,072

		283,857,214

	Total Common Stocks (Cost—$709,562,232)—92.2%	624,750,201

	Short-Term Securities

	Money Market Fund—4.0%
26,957,095	Fidelity Institutional Money Market Prime Portfolio, 2.45%(d)	26,957,095

	Total Short-Term Securities (Cost—$26,957,095)—4.0%	26,957,095

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.0%
40	Abbott Laboratories, strike price $52.50, expires 08/18/08	16,400
130	Bank of America Corp., strike price $45, expires 08/18/08	195
130	Cisco Systems, Inc., strike price $26, expires 08/18/08	455
50	Coca-Cola Co. (The), strike price $62.50, expires 08/18/08	375
60	ConocoPhillips, strike price $85, expires 08/18/08	5,730
60	Corning, Inc., strike price $25, expires 08/18/08	1,200
40	Cummins, Inc., strike price $75, expires 08/18/08	2,000
70	Exxon Mobil Corp., strike price $95, expires 08/18/08	280
80	Freeport-McMoRan Copper & Gold, Inc., strike price $95, expires 08/18/08	45,800
40	Gilead Sciences, Inc., strike price $55, expires 08/18/08	3,600
50	Hewlett-Packard Co., strike price $45, expires 08/18/08	3,750
230	JPMorgan Chase & Co., strike price $42.50, expires 08/18/08	20,585
20	National Oilwell Varco, Inc., strike price $60, expires 08/18/08	37,900
190	Oracle Corp., strike price $24, expires 08/18/08	1,425
100	Reynolds American, Inc., strike price $60, expires 08/18/08	1,250
50	Schlumberger Ltd., strike price $90, expires 08/18/08	59,500

	Total Outstanding Call Options Purchased (Cost—$367,742)—0.0%	200,445

	Total Investments Before Outstanding Options Written (Cost—$736,887,069*)—96.2%	651,907,741

	Options Written

	Outstanding Call Options Written—(1.0)%
(80)	Abbott Laboratories, strike price $55, expires 08/18/08	(16,000)
(500)	Dow Jones Euro Stoxx, strike price 3,250 EUR, expires 08/18/08	(1,076,682)
(920)	Dow Jones Euro Stoxx, strike price 3,400 EUR, expires 09/19/08	(1,392,722)
(160)	Freeport-McMoRan Copper & Gold, Inc., strike price $110, expires 08/16/08	(16,800)
(140)	FTSE 100 Index, strike price 5,350 GBP, expires 08/18/08	(332,309)
(305)	FTSE 100 Index, strike price 5,675 GBP, expires 09/19/08	(321,928)
(460)	JPMorgan Chase & Co., strike price $45, expires 08/18/08	(12,650)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Equity Income Trust (BFD) (Percentages shown are based on Net Assets)

Contracts	Outstanding Written	Value

	Outstanding Call Options Written— (cont'd)
(40)	National Oilwell Varco, Inc., strike price $70, expires 08/18/08	$(37,800)
(285)	Nikkei, strike price 13,500 JPY, expires 08/08/08	(283,983)
(65)	Nikkei, strike price 14,000 JPY, expires 09/12/08	(97,905)
(395)	S&P 500, strike price $1,260, expires 08/18/08	(1,040,825)
(1,065)	S&P 500, strike price $1,320, expires 09/22/08	(1,773,225)
(100)	Schlumberger Ltd., strike price $100, expires 08/18/08	(41,000)

	Total Outstanding Options Written (Premium Received—$5,888,313)—(1.0)%	(6,443,829)

	Total Investments Net of Outstanding Options Written—95.2%	645,463,912
	Other Assets in Excess of Liabilities—4.8%	32,375,486

	Net Assets—100.0%	$677,839,398

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$736,944,440

	Gross unrealized appreciation	$19,923,837
	Gross unrealized depreciation	(104,960,536)

	Net unrealized depreciation	$(85,036,699)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	All or a portion of a security, pledged as collateral in connection with open financial futures contracts.

(d)	Represents current yield as of report date.

Financial futures contracts purchased as of July 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

265	Dow Jones Euro Stoxx	September 2008	$13,797,255	$170,129
102	FTSE 100 Index	September 2008	$11,111,091	(182,231)
126	Nikkei	September 2008	$7,881,678	(112,155)
759	S&P 500	September 2008	$47,674,356	412,089

Total Net Unrealized Appreciation on Financial Futures Contracts				$287,832

KEY TO ABBREVIATIONS

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Equity Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Equity Income Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Equity Income Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Equity Income Trust

Date: September 19, 2008